Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation	$ 184	$ 122	$ 231
Derivative financial instruments	(8)	(6)	(14)	(41)
Total Accumulated other comprehensive income/(loss)	$ 176	$ 116	$ 217